Income Taxes - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total liability	$ (815)	$ (1,097)
Royalty interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total liability	(14,162)	(14,288)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total liability	12,504	13,120
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total liability	$ 843	$ 71